Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [Table Text Block]
	Number of shares	Amount
		$
Balance, December 31, 2018	225,804,614	578,853
Issued pursuant to exercise of share-based options (note 11(a))	403,116	490
Shares repurchased and cancelled under normal course issuer bid (note 10(c))	(1,108,920)	(958)
Balance, December 31, 2019	225,098,810	578,385
Issued pursuant to exercise of share-based options (note 11(a))	1,912,775	2,661
Shares repurchased and cancelled under normal course issuer bid (note 10(c))	(2,758,063)	(2,296)
Balance, December 31, 2020	224,253,522	578,750